Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	70,207
Proposed Maximum Offering Price per Unit	1.87
Maximum Aggregate Offering Price	$ 131,287.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.13
Offering Note	(1) This Registration Statement covers an aggregate of 584,250 shares of common stock, par value $0.0001 per share (the "Common Stock"), issuable under the Reviva Pharmaceuticals Holdings, Inc. 2020 Equity Incentive Plan (the "2020 Plan"). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable under the 2020 Plan in respect of the securities identified in the above table by reason of any stock split, stock dividend, antidilution provisions, and similar transactions. (2) The aggregate 584,250 shares of Common Stock registered hereby represent an automatic annual increase on January 1, 2026 to the number of shares of Common Stock reserved for issuance under the 2020 Plan, which annual increase is provided for in the 2020 Plan. (3) The 70,207 shares of Common Stock in the first line item of the table consist of shares of Common Stock that may be issued upon exercise of stock options granted pursuant to the 2020 Plan (the "Stock Options") outstanding as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	514,043
Proposed Maximum Offering Price per Unit	0.857
Maximum Aggregate Offering Price	$ 440,534.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 60.84
Offering Note	(4) The 514,043 shares of Common Stock in the second line item of the table consist of shares of Common Stock reserved for future issuance under the 2020 Plan that are not subject to outstanding options. (5) Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based upon: (i) in the case of shares issuable upon exercise of the Stock Options, the exercise price of the Stock Options pursuant to Rule 457(h); and (ii) in the case of shares of Common Stock reserved for future issuance under the 2020 Plan that are not subject to outstanding options, the average of the high and low sales price on the NASDAQ Capital Market on March 23, 2026 pursuant to Rule 457(c) and 457(h). (6) The Registrant does not have any fee offsets.